DISCONTINUED OPERATIONS - Results of operations of professional education business (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
DISCONTINUED OPERATIONS
Income/(loss) before income taxes	¥ (49,306)	$ (6,755)	¥ (5,431)	¥ 122,633
Income tax expense	(2,367)	(324)	(6,549)	(35,338)
Net income (loss) from discontinued operation	(51,673)	$ (7,079)	(11,980)	87,295
IT Professional Education | Divestiture
DISCONTINUED OPERATIONS
Net revenues	111,878		624,586	1,068,230
Cost of revenues	(41,412)		(226,214)	(327,627)
Gross profit	70,466		398,372	740,603
Selling and marketing expenses	(48,312)		(252,192)	(362,844)
General and administrative expenses	(56,333)		(149,828)	(206,588)
Research and development expenses	(2,605)		(28,434)	(51,780)
Operating income (loss)	(36,784)		(32,082)	119,391
Interest income (expense), net	(112)		185	738
Income (loss) from discontinued operation	(36,896)		(31,897)	120,129
Gain on disposal of subsidiary			26,797
Other income (loss)	(11,826)		64	3,133
Foreign currency exchange loss, net	(584)		(395)	(629)
Income/(loss) before income taxes	(49,306)		(5,431)	122,633
Income tax expense	(2,367)		(6,549)	(35,338)
Net income (loss) from discontinued operation	¥ (51,673)		¥ (11,980)	¥ 87,295